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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Breeco Management, L.P.
Address: Suite 2410
         700 Louisiana Street
         Houston, TX 77002

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert Kirkpatrick
Title: Senior Vice President
Phone:   (713) 223-9300

Signature, Place, and Date of Signing:


         /s/ Robert Kirkpatrick    Houston, TX          5/15/00
              [Signature]         [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     13

Form 13F Information Table Value Total:     $92,710
                                              [thousands]


List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]



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
                   Form 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2      COLUMN 3      COLUMN 4       COLUMN 5             COLUMN 6       COLUMN 7      COLUMN 8
   ---------       --------      --------      --------       --------             ---------      --------      --------
                                                                             INVESTMENT DISCRETION           VOTING AUTHORITY
                                                                                          (c)
                    TITLE        CUSIP         MARKET    SHRS OR   SH/  PUT/  (a)  (b)   SHARED  OTHER     (a)     (b)     (c)
NAME OF ISSUER     OF CLASS      NUMBER        VALUE     PRN AMT   PRN  CALL  SOLE SHARED OTHER  MANAGERS  SOLE   SHARED   NONE
--------------     --------      ------        ------    -------   ---  ----  ---- ------ ------ --------  ----   ------   ----

Bank of America    COMMON        060505104      3,534       67,400           X                               67,400
BMC Software Inc.  COMMON        055921100      4,409       89,300           X                               89,300
Compaq Computer
  Corp.            COMMON        204493100      1,712       64,000           X                               64,000
Dain Rauscher
 Corp.             COMMON        233856103      3,271       49,600           X                               49,600
General Motors
  Corp.            COMMON        370442105      6,981       84,300           X                               84,300
Handleman Company  COMMON        410252100      3,869      435,900           X                              435,900
IJNT.Net           COMMON        449638105      3,000      250,000           X                              250,000
Kaman Corp CL-A    A             483548103      9,749      999,888           X                              999,888
Knight-Ridder      COMMON        499040103      2,306       45,000           X                               45,000
Mail-Well Inc.     COMMON        560321200     13,898    1,599,800           X                            1,599,800
Newhall Land &
  Farming Dep UTS                651426108     35,546    1,258,260           X                            1,258,260
Varian Medical
  Systems Inc.     COMMON        92220P105      1,848       40,500           X                               40,500
Xpedior            COMMON        98413B100      2,588      115,000           X                              115,000

Total                                          92,710



















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